Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties and Their Relationships

The table below sets three major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Ji'an Aoxinlian Information Consulting Service Co., Ltd.(“Ji'an Aoxinlian”)	Ji’an Aoxinlian is controlled by the immediate family member of the Group's senior management.
Shenzhen Aileyou Information Technology Co., Ltd.(Aileyou)*	Aileyou is an equity investment of the Group.
L.P. Technology Holdings Limited (“L.P.”)	L.P. is an equity investment of the Group.

*In June 2022, the Company has fully disposed all its shareholding in Aileyou, and which was no longer a related party of the Company after the disposal.

Schedule of Significant Related Party Transactions
(i)
Services provided to related parties

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Services provided to Aileyou	631	—	—
Services provided to L.P. Technology Holdings Limited	—	—	4,408
Total	631	—	4,408

(ii)
Purchase of services from related parties

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Purchases services from Ji'an Aoxinlian	16,177	14,753	35,561
Total	16,177	14,753	35,561

(iii) Funds provided to related parties

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Funds provided to L.P. Technology Holdings Limited	—	—	45,914
Total	—	—	45,914

Schedule of Amounts Due from Related Parties	(i) Amounts due from related parties

	As of December 31,
	2023	2024
	(RMB in thousands)
Due from L.P. by the Group	6,989	61,722
Total	6,989	61,722

Schedule of Amounts Due to Related Parties	(ii) Amounts due to related parties

	As of December 31,
	2023	2024
	(RMB in thousands)

Due to Ji'an Aoxinlian by the Group	2,958	10,927
Total	2,958	10,927